Right-of-use assets and lease liabilities	9 Months Ended
Sep. 30, 2024
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities
7.	Right-of-use assets and lease liabilities:
The Company enters into lease agreements related to TMS devices and mental health treatment centers (“Treatment Centers”). These lease agreements range from one year to seven years in length.
Right-of-use
assets are initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred.
Lease liabilities have been measured by discounting future lease payments using a rate implicit in the lease or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate during the period ended September 30, 2024 is 14.5% (December 31, 2023 – 14.5%).

(a)	Finance leases:
Finance leases include lease agreements relating to TMS devices.

September 30, 2024
Finance right-of-use assets, beginning of the period	$2,140,338
Impact of lease additions, disposals and/or modifications	—
Exercise of buy-out options into property, plant and equipment	(699,903)
Depreciation on right-of-use assets	(163,614)

Finance right-of-use assets, end of the period	$1,276,821

September 30, 2024
Finance lease liabilities, beginning of the period	$857,837
Impact of lease additions, disposals and/or modifications	10,601
Interest expense on lease liabilities	48,749
Payments of lease liabilities	(541,492)

Finance lease liabilities, end of the period	$375,695

Less current portion of finance lease liabilities	355,161

Long term portion of finance lease liabilities	$20,534

(b)	Operating leases:
Operating leases include lease agreements relating to Treatment Centers.

September 30, 2024
Operating right-of-use assets, beginning of the period	$28,887,905
Impact of lease additions, disposals and/or modifications	(2,125,346)
Right-of-use asset lease expense	(3,104,371)

Operating right-of-use assets, end of the period	$23,658,188

September 30, 2024
Operating lease liabilities, beginning of the period	$30,398,566
Impact of lease additions, disposals and/or modifications	(2,180,550)
Lease liability expense	2,389,817
Payments of lease liabilities	(5,425,421)

Operating lease liabilities, end of the period	25,182,412

Less current portion of operating lease liabilities	4,043,583

Long term portion of operating lease liabilities	$21,138,829